UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21888
                                                     ---------

                   Oppenheimer Institutional Money Market Fund
                   -------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                         Date of fiscal year end: May 31
                                                  ------

                      Date of reporting period: 11/30/2007
                                                ----------

ITEM 1.  REPORTS TO STOCKHOLDERS.


NOVEMBER 30, 2007

--------------------------------------------------------------------------------

                                                                 Management
      Oppenheimer                                               Commentaries
      Institutional Money                                           and
      Market Fund                                                Semiannual
                                                                   Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

            An Interview with Your Fund's Manager

      SEMIANNUAL REPORT                           [GRAPHIC]

            Listing of Investments

            Financial Statements

                                                  [LOGO] OPPENHEIMERFUNDS(R)
                                                         The Right Way to Invest

NOTES
--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S INVESTMENT STRATEGY, ALLOCATIONS, AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, OR CALLING US AT 1.800.645.2028. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


                 8 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended November 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                 9 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  BEGINNING     ENDING        EXPENSES
                                  ACCOUNT       ACCOUNT       PAID DURING
                                  VALUE         VALUE         6 MONTHS ENDED
                                  6/1/07        11/30/07      NOVEMBER 30, 2007
--------------------------------------------------------------------------------
Class E Actual                    $  1,000.00   $  1,027.00   $  0.51
--------------------------------------------------------------------------------
Class E Hypothetical                 1,000.00      1,024.57      0.51
--------------------------------------------------------------------------------
Class L Actual                       1,000.00      1,027.00      0.51
--------------------------------------------------------------------------------
Class L Hypothetical                 1,000.00      1,024.57      0.51
--------------------------------------------------------------------------------
Class P Actual                       1,000.00      1,026.90      0.36
--------------------------------------------------------------------------------
Class P Hypothetical                 1,000.00      1,024.72      0.36

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended November 30, 2007 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class E          0.10%
---------------------------
Class L          0.10
---------------------------
Class P          0.07

The expense ratios reflect voluntary waivers or reimbursements by the Fund's Distributor that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                10 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS  November 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--37.8%
--------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--1.1%
Citibank NA,
4.83%, 1/24/08                                  $ 50,000,000   $     50,000,000
--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--36.7%
ABN AMRO
Bank NV, Chicago,
5.345%, 12/20/07                                  50,000,000         50,005,003
--------------------------------------------------------------------------------
Bank of Nova Scotia,
Portland, OR:
4.60%, 12/6/07                                    30,000,000         30,000,000
4.61%, 12/4/07                                   100,000,000        100,000,000
4.61%, 12/10/07                                  100,000,000        100,000,000
--------------------------------------------------------------------------------
Barclays Bank
plc, New York:
4.80%, 3/3/08                                     87,500,000         87,500,000
5.16%, 4/2/08                                    100,000,000        100,000,000
5.23%, 1/3/08                                     50,000,000         50,000,000
5.23%, 1/4/08                                     50,000,000         50,000,000
--------------------------------------------------------------------------------
Canadian Imperial
Bank of Commerce NY:
4.60%, 12/5/07                                    85,000,000         85,000,000
5.15%, 12/24/07                                   50,000,000         50,000,000
5.18%, 1/15/08                                   100,000,000        100,000,000
--------------------------------------------------------------------------------
Dexia Credit Local,
New York:
4.85%, 1/25/08                                   100,000,000        100,000,756
4.88%, 1/4/08                                     50,000,000         50,000,469
--------------------------------------------------------------------------------
Fortis Bank SA/NV,
New York,
4.85%, 2/7/08                                     50,000,000         50,000,000
--------------------------------------------------------------------------------
Nordea Bank Finland
plc, New York,
5.14%, 1/11/08                                    50,000,000         50,000,000
--------------------------------------------------------------------------------
Rabobank Nederland
NV, New York,
4.60%, 12/6/07                                    50,000,000         50,000,000
--------------------------------------------------------------------------------
Royal Bank of
Scotland, New York:
5.20%, 1/9/08                                     75,000,000         75,000,000
5.20%, 1/14/08                                   150,000,000        150,000,000
--------------------------------------------------------------------------------
Skandinaviska Enskilda
Banken, New York:
5.165%, 1/2/08                                   100,000,000        100,000,438
5.20%, 1/4/08                                     50,000,000         50,000,000

                                                   PRINCIPAL
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT Continued
Societe Generale,
New York:
4.74%, 12/3/07                                  $ 50,000,000   $     50,000,000
5.69%, 12/3/07                                    75,000,000         75,000,000
--------------------------------------------------------------------------------
Toronto Dominion
Bank, New York:
5.15%, 12/27/07                                   50,000,000         50,000,000
5.15%, 12/28/07                                   50,000,000         50,000,000
--------------------------------------------------------------------------------
UBS AG Stamford CT,
5.54%, 3/6/08                                     50,000,000         50,000,000
                                                               -----------------
                                                                  1,752,506,666
                                                               -----------------

Total Certificates of Deposit
(Cost $1,802,506,666)                                             1,802,506,666

-------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--16.6%
-------------------------------------------------------------------------------
Bank of America NA,
4.82%, 2/22/08                                     6,000,000          6,000,000
--------------------------------------------------------------------------------
BB&T Corp.,
4.625%, 12/3/07                                   89,000,000         89,000,000
--------------------------------------------------------------------------------
Danske Corp.,
5.38%, 3/6/08 1                                   50,000,000         49,281,333
--------------------------------------------------------------------------------
Dexia Delaware LLC,
5%, 2/19/08                                       50,000,000         49,444,444
--------------------------------------------------------------------------------
DnB NOR Bank ASA,
5.20%, 1/4/08                                     25,000,000         24,878,875
--------------------------------------------------------------------------------
Governor & Co. of the
Bank of Ireland:
4.77%, 2/1/08 1                                   93,800,000         93,029,433
5.085%, 12/27/07 1                                50,000,000         49,816,375
--------------------------------------------------------------------------------
HSBC USA, Inc.,
5.365%, 2/29/08                                   50,000,000         49,329,375
--------------------------------------------------------------------------------
Royal Bank of
Scotland plc,
5.23%, 7/21/08 2,3                                49,000,000         49,024,321
--------------------------------------------------------------------------------
Scotiabanc, Inc.,
5.11%, 12/27/07 1                                 50,000,000         49,815,472
--------------------------------------------------------------------------------
Skandinaviska Enskilda
Banken, New York,
5.09%, 12/28/07 1                                 50,000,000         49,809,125
--------------------------------------------------------------------------------
Societe Generale
North America:
4.77%, 2/4/08                                     50,000,000         49,569,375
4.785%, 2/1/08                                    50,000,000         49,587,958


                11 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
Societe Generale
North America: Continued
5.105%, 12/3/07                                 $ 23,000,000   $     22,993,477
5.16%, 1/18/08                                    10,000,000          9,931,200
--------------------------------------------------------------------------------
Swedbank
Mortgage AB:
4.82%, 2/11/08                                    50,000,000         49,518,000
5.10%, 3/3/08                                     50,000,000         49,341,250
                                                               -----------------
Total Direct Bank Obligations
(Cost $790,370,013)                                                 790,370,013

--------------------------------------------------------------------------------
SHORT-TERM NOTES--45.7%
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--18.5%
Barton Capital Corp.,
5.65%, 1/11/08 1                                  47,000,000         46,740,390
--------------------------------------------------------------------------------
Capital Auto
Receivables Asset
Trust 2007-SN1,
4.652%, 6/16/08 3,4                                9,936,229          9,936,229
--------------------------------------------------------------------------------
Chesham Finance LLC,
5.05%, 12/3/07                                   229,300,000        229,235,669
--------------------------------------------------------------------------------
Fairway Finance Corp.,
6.17%, 12/13/07 1                                 50,000,000         49,897,167
--------------------------------------------------------------------------------
FCAR Owner Trust I,
5.25%, 12/10/07                                   41,045,000         40,991,128
--------------------------------------------------------------------------------
FCAR Owner Trust II,
4.85%, 1/23/08                                    38,319,000         38,045,392
--------------------------------------------------------------------------------
Gemini
Securitization Corp.:
4.80%, 12/12/07 1                                 25,112,000         25,075,169
4.80%, 1/29/08 1                                  29,000,000         28,771,867
4.95%, 1/24/08 1                                  11,250,000         11,166,469
5.50%, 2/27/08 1                                  50,000,000         49,327,778
--------------------------------------------------------------------------------
Legacy Capital LLC:
5%, 12/3/07                                      105,886,000        105,856,587
5%, 1/28/08                                       17,500,000         17,359,028
--------------------------------------------------------------------------------
Lexington Parker
Capital Co. LLC,
4.95%, 1/29/08 1                                  25,000,000         24,797,188
--------------------------------------------------------------------------------
New Center Asset Trust:
4.74%, 12/3/07                                    18,000,000         17,995,260
4.83%, 1/29/08                                    50,000,000         49,604,208
4.91%, 12/10/07                                   31,500,000         31,461,334
4.91%, 12/18/07                                   50,000,000         49,884,069
5.15%, 12/21/07                                   35,000,000         34,904,722

                                                   PRINCIPAL
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
Old Line
Funding Corp.,
5.55%, 2/8/08 1                                 $ 22,898,000   $     22,654,423
                                                               -----------------
                                                                    883,704,077

--------------------------------------------------------------------------------
BEVERAGES--1.1%
Better Brands of
South Georgia LLP,
Series 2003,
4.85%, 12/6/07 3                                  11,000,000         11,000,000
--------------------------------------------------------------------------------
Beverage South
of Aiken LLC,
Series 2007,
4.85%, 12/6/07 3                                  13,500,000         13,500,000
--------------------------------------------------------------------------------
Henry Cnty., GA
Development Authority
Revenue Bonds, Crown
Distributing Project,
4.85%, 12/6/07 3                                  25,700,000         25,700,000
                                                               -----------------
                                                                     50,200,000

--------------------------------------------------------------------------------
CAPITAL MARKETS--2.8%
Citigroup
Funding, Inc.,
4.879%, 8/13/08 3                                100,000,000        100,000,000
--------------------------------------------------------------------------------
Morgan Stanley,
Series F,
5.334%, 1/18/08 3                                 32,930,000         32,936,555
                                                               -----------------
                                                                    132,936,555

--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.0%
J.P. Morgan
Chase & Co.,
5.10%, 1/9/08                                     50,000,000         49,723,750
--------------------------------------------------------------------------------
COMMERCIAL FINANCE--0.4%
Madison Hotel
Investors I LLC,
Series 2005A,
4.82%, 12/3/07 3                                  20,725,000         20,725,000
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.4%
Foxworth-Galbraith
Lumber Co.,
4.98%, 12/3/07 3                                  18,650,000         18,650,000


                12 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

                                                   PRINCIPAL
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.3%
Massachusetts
Development
Finance Agency
Solid Waste Disposal
Revenue Bonds,
Newark Group,
4.85%, 12/3/07 3                                $ 16,370,000   $     16,370,000
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.4%
Mississippi Business
Finance Corp., Industrial
Development Revenue
Bonds, Howard Industries
Project, Series 2005,
4.82%, 12/6/07 3                                  17,340,000         17,340,000
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.9%
Bronson Lifestyle
Improvement and
Research Center Co.,
4.86%, 12/3/07 3                                  16,425,000         16,425,000
--------------------------------------------------------------------------------
OK University
Hospitals Trust
Revenue Bonds,
Series B, 4.85%, 12/1/07 3                         3,000,000          3,000,000
--------------------------------------------------------------------------------
Premier Senior
Living LLC,
4.86%, 12/3/07 3                                  23,250,000         23,250,000
                                                               -----------------
                                                                     42,675,000

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.2%
BRCH Corp.,
Series 1999,
4.95%, 12/3/07 3                                   8,000,000          8,000,000
--------------------------------------------------------------------------------
LEASING & FACTORING--4.6%
American Honda
Finance Corp.:
3.668%, 12/6/07 2,3                               45,000,000         45,000,000
4.849%, 5/12/08 2,3                               50,000,000         50,000,000
4.865%, 8/6/08 2,3                               100,000,000        100,000,000
5.329%, 2/13/08 2,3                               10,000,000         10,003,507
--------------------------------------------------------------------------------
MRN Ltd.
Partnership, MRN
Partnership Project,
Series 2001,
4.89%, 12/3/07 3                                   9,500,000          9,500,000

                                                   PRINCIPAL
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
LEASING & FACTORING Continued
South Elgin
Leasing, Inc.,
4.89%, 12/3/07 3                                $  7,090,000   $      7,090,000
                                                               -----------------
                                                                    221,593,507

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.5%
Prattville, AL
Cooperative District Ltd.
Economic Development
Revenue Bonds, Bass Pro
Project, Series 2006,
4.82%, 12/6/07 3                                  23,370,000         23,370,000
--------------------------------------------------------------------------------
METALS & MINING--0.2%
Warren Cnty., KY
Industrial Building
Revenue Bonds,
Pan-Oston Co.
Project, Series 2006,
4.85%, 12/1/07 3                                   8,000,000          8,000,000
--------------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Tifton Mall, Inc.,
4.85%, 12/6/07 3                                   5,730,000          5,730,000
--------------------------------------------------------------------------------
MUNICIPAL--1.5%
Gwinnett Instructional
SC LLC,
4.82%, 12/6/07 3                                  20,000,000         20,000,000
--------------------------------------------------------------------------------
Las Vegas, NV Economic
Development Revenue
Bonds, Keep Memory
Alive, Series B,
4.852%, 12/3/07 3                                  3,400,000          3,400,000
--------------------------------------------------------------------------------
Liberty Cnty., GA
Industrial Improvement
Revenue Bonds,
Hugo Boss USA,
Inc. Project,
Series 2002,
5.13%, 12/3/07 3                                   4,200,000          4,200,000
--------------------------------------------------------------------------------
Pinnacle Ridge Apts.
Ltd. Partnership,
4.82%, 12/6/07 3                                   4,500,000          4,500,000


                13 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
MUNICIPAL Continued
Private Colleges
and Universities
Authority Revenue
Bonds, Mercer
University Project,
4.90%, 12/3/07 3                                $  7,760,000   $      7,760,000
--------------------------------------------------------------------------------
Richmond, VA
Redevelopment &
Housing Authority
Revenue Refunding
Bonds, Old Manchester
Project, Series B,
4.87%, 12/1/07 3                                   1,810,000          1,810,000
--------------------------------------------------------------------------------
Roanoke Rapids, Inc.,
4.85%, 12/3/07 3                                  10,000,000         10,000,000
--------------------------------------------------------------------------------
Sugar Creek
Finance Co. LLC,
4.89%, 12/3/07 3                                   8,000,000          8,000,000
--------------------------------------------------------------------------------
Thayer Properties LLC,
4.85%, 12/6/07 3                                  11,395,000         11,395,000
--------------------------------------------------------------------------------
Woodland Park
Apartments,
4.85%, 12/6/07 3                                   2,380,000          2,380,000
                                                               -----------------
                                                                     73,445,000

--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--12.8%
Cooperative Assn. of
Tractor Dealers, Inc.,
Series B, 5.30%, 1/2/08                            7,172,000          7,138,212
--------------------------------------------------------------------------------
K2 (USA) LLC:
4.91%, 3/25/08                                   150,000,000        147,647,292
4.97%, 2/25/08                                    50,000,000         49,406,361
--------------------------------------------------------------------------------
LINKS Finance LLC:
4.845%, 8/6/08 2,3                                50,000,000         49,993,205
4.849%, 8/15/08 2,3                               50,000,000         49,989,438
5.54%, 12/3/07 2,3                                15,000,000         14,999,984
--------------------------------------------------------------------------------
Parkland (USA) LLC:
4.952%, 5/21/08 2,3                              100,000,000         99,985,686
5.204%, 7/16/08 2,3                               50,000,000         49,996,890
--------------------------------------------------------------------------------
Ticonderoga
Funding LLC:
5.42%, 1/10/08                                    40,269,000         40,026,491
6.10%, 12/7/07                                    50,000,000         49,949,168

                                                   PRINCIPAL
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL Continued
Union Hamilton
Special Purpose
Funding LLC,
5.694%, 12/17/07 3                              $ 50,000,000   $     50,000,000
                                                               -----------------
                                                                    609,132,727
                                                               -----------------
Total Short-Term Notes
(Cost $2,181,595,616)                                             2,181,595,616

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $4,774,472,295)                                  100.1%     4,774,472,295
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                         (0.1)        (3,070,646)
                                                --------------------------------
NET ASSETS                                             100.0%  $  4,771,401,649
                                                ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $550,182,189, or 11.53% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $518,993,031 or 10.88% of the Fund's net assets as of November 30, 2007.

3. Represents the current interest rate for a variable or increasing rate security.

4. Illiquid security. The aggregate value of illiquid securities as of November 30, 2007 was $9,936,229, which represents 0.21% of the Fund's net assets. See
Note 4 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                14 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

November 30, 2007
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (cost $4,774,472,295)--see accompanying statement of investments   $ 4,774,472,295
---------------------------------------------------------------------------------------------------------
Cash                                                                                          19,004,758
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                      16,995,911
Shares of beneficial interest sold                                                             1,512,323
Other                                                                                             81,282
                                                                                         ----------------
Total assets                                                                               4,812,066,569

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Dividends                                                                                     21,445,292
Investments purchased                                                                         18,992,004
Trustees' compensation                                                                           219,257
Shareholder communications                                                                         8,363
Transfer and shareholder servicing agent fees                                                          4
                                                                                         ----------------
Total liabilities                                                                             40,664,920

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 4,771,401,649
                                                                                         ================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                               $     4,771,405
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 4,766,633,553
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                      4
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                      (3,313)
                                                                                         ----------------
NET ASSETS                                                                               $ 4,771,401,649
                                                                                         ================

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class E Shares:
Net asset value and redemption price per share (based on net assets of
$4,522,925,285 and 4,522,929,006 shares of beneficial interest outstanding)              $          1.00
---------------------------------------------------------------------------------------------------------
Class L Shares:
Net asset value and redemption price per share (based on net assets of
$247,320,218 and 247,320,001 shares of beneficial interest outstanding)                  $          1.00
---------------------------------------------------------------------------------------------------------
Class P Shares:
Net asset value and redemption price per share (based on net assets of
$1,156,146 and 1,156,146 shares of beneficial interest)                                  $          1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                15 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended November 30, 2007
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Interest                                                                                 $   148,949,499

---------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------
Management fees                                                                                2,770,672
---------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Class L                                                 4
---------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                            77,732
---------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                       13,852
---------------------------------------------------------------------------------------------------------
Other                                                                                             34,171
                                                                                         ----------------
Total expenses                                                                                 2,896,431

---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                        146,053,068

---------------------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                                                   3,562

---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $   146,056,630
                                                                                         ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                16 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          SIX MONTHS            PERIOD
                                                                                               ENDED             ENDED
                                                                                   NOVEMBER 30, 2007           MAY 31,
                                                                                         (UNAUDITED)            2007 1
------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $   146,053,068   $   125,717,759
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                       3,562            (6,875)
                                                                                     -----------------------------------
Net increase in net assets resulting from operations                                     146,056,630       125,710,884

------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class E                                                                                 (144,827,666)     (125,721,867)
Class L                                                                                   (1,219,228)           (1,625)
Class P                                                                                         (423)              (14)
                                                                                     -----------------------------------
                                                                                        (146,047,317)     (125,723,506)

------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class E                                                                                  559,718,135     3,963,110,676
Class L                                                                                  246,818,385           500,616
Class P                                                                                    1,146,146            10,000
                                                                                     -----------------------------------
                                                                                         807,682,666     3,963,621,292

------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------
Total increase                                                                           807,691,979     3,963,608,670
------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                    3,963,709,670           101,000 2
                                                                                     -----------------------------------
End of period (including accumulated net investment income (loss)
of $4 and $(5,747), respectively)                                                    $ 4,771,401,649   $ 3,963,709,670
                                                                                     ===================================

1. For the period from October 3, 2006 (commencement of operations) to May 31, 2007.

2. Reflects the value of the Manager's initial seed money investment on August 2, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                17 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS  Unaudited
--------------------------------------------------------------------------------

                                                                                          SIX MONTHS            PERIOD
                                                                                               ENDED             ENDED
                                                                                   NOVEMBER 30, 2007           MAY 31,
CLASS E                                                                                  (UNAUDITED)            2007 1
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                     $      1.00       $      1.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations--net investment
income and net realized gain 2                                                                   .03               .03
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                            (.03)             (.03)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $      1.00       $      1.00
                                                                                         ==============================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                                                                  2.70%             3.52%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                 $ 4,522,926       $ 3,963,198
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                        $ 5,483,685       $ 3,623,302
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                           5.27%             5.25%
Total expenses                                                                                  0.10%             0.11%

1. For the period from October 3, 2006 (commencement of operations) to May 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                18 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

                                                                                          SIX MONTHS            PERIOD
                                                                                               ENDED             ENDED
                                                                                   NOVEMBER 30, 2007           MAY 31,
CLASS L                                                                                  (UNAUDITED)            2007 1
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                       $    1.00            $ 1.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations--net investment
income and net realized gain 2                                                                   .03               .04
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                            (.03)             (.04)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                             $    1.00            $ 1.00
                                                                                           ============================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                                                                  2.70%             3.61%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                   $ 247,320            $  502
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                          $  46,976            $   68
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                           5.18%             3.62%
Total expenses                                                                                  0.10%             0.08%

1. For the period from October 3, 2006 (commencement of operations) to May 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                19 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          SIX MONTHS            PERIOD
                                                                                               ENDED             ENDED
                                                                                   NOVEMBER 30, 2007           MAY 31,
CLASS P                                                                                  (UNAUDITED)            2007 1
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                         $  1.00            $ 1.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net investment
income and net realized gain 2                                                                   .03                -- 3
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                            (.03)               -- 3
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $  1.00            $ 1.00
                                                                                             ===========================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 4                                                                                  2.69%             0.15%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                     $ 1,156            $   10
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                            $    16            $   10
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                                           5.15%             4.79%
Total expenses                                                                                  0.07%             0.10%

1. For the period from May 21, 2007 (inception of offering) to May 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                20 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Institutional Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income and stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class E, Class L and Class P shares. All classes of shares are sold at net asset value per share without any initial sales charge. Class E shares are only offered to other Oppenheimer Funds, the Manager and their affiliates. Class L shares are offered directly to institutional investors. Class P shares may only be sold through an investment professional. Brokers or other investment professionals that offer Class P shares may impose charges on those accounts. As of November 30, 2007, the Manager owned 89% of the Fund's Class P shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.


                21 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      As of November 30, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $3,313 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of November 30, 2007, it is estimated that the Fund will utilize $3,562 of capital loss carryforward to offset realized capital gains. During the fiscal year ended May 31, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

      As of May 31, 2007, the Fund had available for federal income tax purposes post-October losses of $6,875.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended November 30, 2007, the Fund's projected benefit obligations were increased by $32,717 and payments of $30,645 were made to retired trustees, resulting in an accumulated liability of $172,671 as of November 30, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.


                22 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             SIX MONTHS ENDED NOVEMBER 30, 2007          PERIOD ENDED MAY 31, 2007 1,2
                                     SHARES              AMOUNT             SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------
CLASS E
Sold                         25,948,144,421   $  25,948,146,498     29,429,248,572   $  29,429,248,572
Dividends and/or
distributions reinvested         13,661,256          13,661,256          8,258,245           8,258,245
Redeemed                    (25,402,087,347)    (25,402,089,619)   (25,474,396,141)    (25,474,396,141)
                           ----------------------------------------------------------------------------
Net increase                    559,718,330   $     559,718,135      3,963,110,676   $   3,963,110,676
                           ============================================================================

-------------------------------------------------------------------------------------------------------
CLASS L
Sold                            391,150,978   $     391,150,978            499,000   $         499,000
Dividends and/or
distributions reinvested            600,446             600,446              1,616               1,616
Redeemed                       (144,933,039)       (144,933,039)                --                  --
                           ----------------------------------------------------------------------------
Net increase                    246,818,385   $     246,818,385            500,616   $         500,616
                           ============================================================================


                23 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                             SIX MONTHS ENDED NOVEMBER 30, 2007          PERIOD ENDED MAY 31, 2007 1,2
                                     SHARES              AMOUNT             SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------
CLASS P
Sold                              1,146,103      $    1,146,103             10,000      $       10,000
Dividends and/or
distributions reinvested                 43                  43                 --                  --
Redeemed                                 --                  --                 --                  --
                           ----------------------------------------------------------------------------
Net increase                      1,146,146      $    1,146,146             10,000      $       10,000
                           ============================================================================

1. For the period from October 3, 2006 (commencement of operations) to May 31, 2007 for Class E shares and Class L shares and for the period from May 21, 2007 (inception of offering) to May 31, 2007 for Class P shares.

2. The Fund sold 100,000 Class E shares at a value of $100,000 and 1,000 Class L shares at a value of $1,000 to the Manager upon seeding of the Fund on August 2, 2006.

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.10% of the average net assets.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS P SHARES. The Fund has adopted a Service Plan for Class P shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class P shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class P shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class P shares. Any unreimbursed expenses the Distributor incurs with respect to Class P shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      Effective October 9, 2007, the Distributor has voluntarily undertaken to waive the fees payable under the Service Plan for Class P shares so that those fees are 0.05% of the average net assets for Class P shares of the Fund. That undertaking may be amended or withdrawn at any time.


                24 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of November 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                25 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                26 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year after the initial two-year term of the Fund's investment advisory agreement (the "Agreement"), the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager provided information to the Board on the investment performance of the Fund and the Manager and the independent consultant provided information to the Board on the following additional factors: (i) the nature, quality and extent of the Manager's services, (ii) the fees and expenses of the Fund, including comparative expense information, (iii) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates, (iv) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (v) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


                27 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Carol E. Wolf, the portfolio manager for the Fund, and the Manager's investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided financial information regarding the Fund and the Manager, however, since the Fund only recently commenced operations, comparative information regarding the Fund's performance was not yet available.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other institutional money market funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses are lower than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to its management fee. The Board considered that the Fund has recently experienced significant asset growth.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager


                28 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                29 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS


1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)  (1) Not applicable to semiannual reports.

     (2) Exhibits attached hereto.

     (3) Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Institutional Money Market Fund

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    01/14/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    01/14/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    01/14/2008